Stockholders' Equity - Additional Information (Detail) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 01, 2016	Aug. 31, 2015	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding under 2009 stock incentive plan				650,000
Total stock based compensation expense related to Restricted Stock Units and stock options				$ 3,563,675	$ 1,721,485
Warrant share, issued				53,093,902	0
Number of outstanding common stock warrants				56,685,805
Weighted average exercise price of outstanding common stock warrants				$ 0.11
Weighted average remaining life of outstanding common stock warrants				3 years 11 months 27 days
Board Members and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted during the period				650,000
Stock options exercise price				$ 0.24
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer		1,600,000
Options granted vesting period		3 years
Total stock based compensation expense related to Restricted Stock Units and stock options				$ 3,563,675	$ 1,721,485
Unamortized stock-based compensation cost related to unpaid RSUs				$ 1,800,000
Restricted Stock Units (RSUs) [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer			7,000,000
RSUs vesting percentage			50.00%
Restricted Stock Units (RSUs) [Member] | Board of Directors and Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer		2,350,000
Restricted Stock Units (RSUs) [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer		750,000
Restricted Stock Units (RSUs) [Member] | Board Members, Company Secretary and Chief Compliance Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted during the period	650,000
Stock options granted during the period	650,000
Stock options exercise price	$ 0.24
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period				3 years
Period during which options are exercisable				10 years
Employee Stock Option [Member] | More Than 10% Common Stock Owners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares				110.00%
Minimum percentage of the company's voting stock ownership for 110% exercise price of stock options				10.00%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares				100.00%
Employee Stock Option [Member] | Maximum [Member] | More Than 10% Common Stock Owners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period during which options are exercisable				5 years
2009 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding under 2009 stock incentive plan				0
Equity Incentive Plan [Member] | 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be issued under Equity Incentive Plan				32,583,475
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | 2014 [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted during the period				15,041,738
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | 2014 [Member] | Board Members and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted during the period				1,500,000